Income taxes - Tax loss carry forward expire (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities
Other future deductions	$ 84,812,836	$ 72,474,850
Temporary differences associated with investments in subsidiaries	0
Canada
Deferred tax assets and liabilities
Loss carry forwards not been recognized	26,931,000
US
Deferred tax assets and liabilities
Loss carry forwards not been recognized	133,697,000	114,352,000
December 31, 2029 | US
Deferred tax assets and liabilities
Loss carry forwards not been recognized	342,000
December 31, 2030 | US
Deferred tax assets and liabilities
Loss carry forwards not been recognized	983,000
December 31, 2031 | Canada
Deferred tax assets and liabilities
Loss carry forwards not been recognized	1,881,000
December 31, 2031 | US
Deferred tax assets and liabilities
Loss carry forwards not been recognized	9,993,000
December 31, 2032 | Canada
Deferred tax assets and liabilities
Loss carry forwards not been recognized	3,662,000
December 31, 2032 | US
Deferred tax assets and liabilities
Loss carry forwards not been recognized	16,346,000
December 31, 2033 | Canada
Deferred tax assets and liabilities
Loss carry forwards not been recognized	3,787,000
December 31, 2033 | US
Deferred tax assets and liabilities
Loss carry forwards not been recognized	749,000
December 31, 2034 | Canada
Deferred tax assets and liabilities
Loss carry forwards not been recognized	3,539,000
December 31, 2034 | US
Deferred tax assets and liabilities
Loss carry forwards not been recognized	13,661,000
December 31, 2035 | Canada
Deferred tax assets and liabilities
Loss carry forwards not been recognized	3,301,000
December 31, 2035 | US
Deferred tax assets and liabilities
Loss carry forwards not been recognized	12,517,000
December 31, 2036 | Canada
Deferred tax assets and liabilities
Loss carry forwards not been recognized	2,457,000
December 31, 2036 | US
Deferred tax assets and liabilities
Loss carry forwards not been recognized	13,114,000
December 31, 2037 | Canada
Deferred tax assets and liabilities
Loss carry forwards not been recognized	1,889,000
December 31, 2037 | US
Deferred tax assets and liabilities
Loss carry forwards not been recognized	14,588,000
December 31, 2038 | Canada
Deferred tax assets and liabilities
Loss carry forwards not been recognized	1,454,000
December 31, 2039 | Canada
Deferred tax assets and liabilities
Loss carry forwards not been recognized	2,037,000
December 31, 2040 | Canada
Deferred tax assets and liabilities
Loss carry forwards not been recognized	2,924,000
Indefinite carryover (Tax years beginning Jan. 1, 2018) | US
Deferred tax assets and liabilities
Loss carry forwards not been recognized	51,404,000
Other future deductions | Canada
Deferred tax assets and liabilities
Other future deductions	1,088,000	1,280,000
Other future deductions | US
Deferred tax assets and liabilities
Other future deductions	$ 1,658,308	$ 1,412,000